Business Combination - Summary of Information Technology (Detail) ¥ in Thousands, $ in Thousands			1 Months Ended
	Dec. 01, 2021 CNY (¥)	Jul. 01, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Intangible assets:
Goodwill				¥ 3,124,828	$ 453,057	¥ 3,124,828
Guangzhou Lanqiao Software Technology Co., Ltd [Member]
Business Acquisition [Line Items]
Net assets acquired		¥ 4,605
Intangible assets:
Goodwill		61,383
Deferred tax liabilities		(7,000)
Total		86,988
Total purchase price is comprised of:
Cash consideration paid		71,733	¥ 71,733
Fair value of equity interest in preferred shares previously acquired		15,255
Total purchase price		86,988
Guangzhou Lanqiao Software Technology Co., Ltd [Member] | Customer Relationships [Member]
Intangible assets:
Trademark with an estimated useful life		18,000
Guangzhou Lanqiao Software Technology Co., Ltd [Member] | Software [Member]
Intangible assets:
Trademark with an estimated useful life		¥ 10,000
Beijing Bang Li De Network Technology Co., Ltd [Member]
Business Acquisition [Line Items]
Net assets acquired	¥ 25,409
Intangible assets:
Goodwill	198,374
Deferred tax liabilities	(21,282)
Total	287,501
Total purchase price is comprised of:
Cash consideration paid	210,915
Consideration payable	76,586
Total purchase price	287,501
Beijing Bang Li De Network Technology Co., Ltd [Member] | Trade Names [Member]
Intangible assets:
Trademark with an estimated useful life	45,000
Beijing Bang Li De Network Technology Co., Ltd [Member] | Non Compete Commitment [Member]
Intangible assets:
Trademark with an estimated useful life	¥ 40,000